Share-based payments - Fair value assumptions of stock options (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,634,000	$ 2,054,000	$ 3,640,000	$ 4,066,000	$ 7,906,000	$ 5,222,000
Unamortized stock-based compensation	$ 6,600,000		$ 6,600,000		$ 9,200,000
Unamortized stock-based compensation, weighted average remaining amortization period (in years)			2 years 1 month 17 days		2 years 4 months 13 days
ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 3,570,269	$ 4,985,954
Options | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock options granted					$ 0.46	$ 0.90
Annualized volatility, minimum					96.50%	61.00%
Annualized volatility, maximum					112.00%	123.70%
Risk-free interest rate, minimum					3.42%	1.75%
Risk-free interest rate, maximum					4.28%	4.23%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%
Stock-based compensation expense					$ 2,428,700	$ 3,920,423
Unamortized stock-based compensation					$ 1,327,327	$ 3,400,865
Unamortized stock-based compensation, weighted average remaining amortization period (in years)					5 years 11 months 26 days	6 years 10 months 6 days
Options | Minimum | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					4 years 29 days	3 years 10 months 6 days
Options | Maximum | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					4 years 6 months	5 years